Acquisition of Blue Water Bar & Grill, N.V. - Pro Forma Tables (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash		$ 12,724	$ 100
Total current assets		12,724
Property and equipment, net	$ 637,869	28,250
Total assets	637,869	40,974
Current liabilities:
Accounts payable	116,636	63,584
Short-term notes payable, related party	102,749	28,350
Total current liabilities	$ 219,385	$ 91,934
Stockholders' (deficit):
Preferred stock, $0.001 par value, 1,000,000 shares authorized; Series A Preferred stock, $0.001 par value, 250,000 shares authorized -0- and -0- shares issued and outstanding, respectively
Common stock, $0.001 par value, 500,000,000 shares authorized; 101,150,000 and 101,150,000 shares issued and outstanding, respectively	$ 110,610	$ 104,150
Additional paid-in capital	1,075,698	399,140
Accumulated deficit	(767,824)	(554,250)
Total stockholders' (deficit)	418,484	(50,960)	$ (75)
Total liabilities and stockholders' (deficit)	$ 637,869	40,974
Blue Water Bar & Grill, Inc. [Member]
Current assets:
Cash		12,724
Total current assets		$ 12,724
Property and equipment, net
Total assets		$ 12,724
Current liabilities:
Accounts payable		63,584
Short-term notes payable, related party		100
Total current liabilities		$ 63,684
Stockholders' (deficit):
Preferred stock, $0.001 par value, 1,000,000 shares authorized; Series A Preferred stock, $0.001 par value, 250,000 shares authorized -0- and -0- shares issued and outstanding, respectively
Common stock, $0.001 par value, 500,000,000 shares authorized; 101,150,000 and 101,150,000 shares issued and outstanding, respectively		$ 101,150
Additional paid-in capital		402,140
Accumulated deficit		(554,250)
Total stockholders' (deficit)		(50,960)
Total liabilities and stockholders' (deficit)		$ 12,724
Blue Water Bar & Grill, N.V. [Member]
Current assets:
Cash
Total current assets
Property and equipment, net		$ 28,250
Total assets		$ 28,250
Current liabilities:
Accounts payable
Short-term notes payable, related party		$ 28,250
Total current liabilities		$ 28,250
Stockholders' (deficit):
Preferred stock, $0.001 par value, 1,000,000 shares authorized; Series A Preferred stock, $0.001 par value, 250,000 shares authorized -0- and -0- shares issued and outstanding, respectively
Common stock, $0.001 par value, 500,000,000 shares authorized; 101,150,000 and 101,150,000 shares issued and outstanding, respectively		$ 3,000
Additional paid-in capital		$ (3,000)
Accumulated deficit
Total stockholders' (deficit)
Total liabilities and stockholders' (deficit)		$ 28,250
Pro Forma Adjustments [Member]
Current assets:
Cash
Total current assets
Property and equipment, net
Total assets
Current liabilities:
Accounts payable
Short-term notes payable, related party
Total current liabilities
Stockholders' (deficit):
Preferred stock, $0.001 par value, 1,000,000 shares authorized; Series A Preferred stock, $0.001 par value, 250,000 shares authorized -0- and -0- shares issued and outstanding, respectively
Common stock, $0.001 par value, 500,000,000 shares authorized; 101,150,000 and 101,150,000 shares issued and outstanding, respectively
Additional paid-in capital
Accumulated deficit
Total stockholders' (deficit)
Total liabilities and stockholders' (deficit)
Pro Forma Consolidated [Member]
Current assets:
Cash		$ 12,724
Total current assets		12,724
Property and equipment, net		28,250
Total assets		40,974
Current liabilities:
Accounts payable		63,584
Short-term notes payable, related party		28,350
Total current liabilities		$ 91,934
Stockholders' (deficit):
Preferred stock, $0.001 par value, 1,000,000 shares authorized; Series A Preferred stock, $0.001 par value, 250,000 shares authorized -0- and -0- shares issued and outstanding, respectively
Common stock, $0.001 par value, 500,000,000 shares authorized; 101,150,000 and 101,150,000 shares issued and outstanding, respectively		$ 104,150
Additional paid-in capital		399,140
Accumulated deficit		(554,250)
Total stockholders' (deficit)		(50,960)
Total liabilities and stockholders' (deficit)		$ 40,974